Share-Based Payments - Ambev Share-Based Payment Programs - Additional Information (Detail) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020	Dec. 31, 2022 R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding	99,700
Options vested	63,900
Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of options and warrants	4 years 3 months 18 days
Number of shares exchanged	54	3
Discount on exchange	16.66%
Fair value of the transaction | $	$ 1	$ 1
Share based program service period	5 years
Description of the fair value measured	The fair values of the Ambev and AB InBev shares were determined based on the market price.
Ambev [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants | (per share)	$ 3.06			R$ 15.95
Ambev [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants | (per share)	$ 7.48			R$ 39.04
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	9,600,000	3,900,000	10,900,000
Share-based compensation grant date fair value | $	$ 293	$ 9
Restricted Stock Units [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	49,300	20,600
Share-based compensation grant date fair value | $	$ 148	$ 61
Deferred stock unit plan [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	44	100
Share-based compensation grant date fair value | $	$ 1	$ 1